MORRIS MANNING & MARTIN LLP

3343 Peachtree Road, N.E.
1600 Atlanta Financial Center
Atlanta, Georgia 30326
Telephone (404) 233-7000
Fax (404) 365-9532

January 25, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Education Realty Trust, Inc. Registration Statement on Form 8-A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

     Transmitted herewith for filing under the Securities Exchange Act of 1934, as amended, is the Registration Statement on Form 8-A (the “Registration Statement”) of Education Realty Trust, Inc. (the “Company”). We respectfully request effectiveness of the Registration Statement concurrent with effectiveness of the Company’s Registration Statement on Form S-11, as amended, initially filed with the Securities and Exchange Commission on September 24, 2004 (Registration No. 333-119264).

     Please direct any questions or comments to the undersigned at 404/504-7635.

Respectfully, MORRIS, MANNING & MARTIN, LLP
/s/ Rosemarie A. Thurston
Rosemarie A. Thurston

Enclosure

cc:	Owen J. Pinkerton, Esq. (Mail Stop 04-09) Neil Miller, Esq. (Mail Stop 04-09)